UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock World Income                                                 BLACKROCK
Fund, Inc.

ANNUAL REPORT | DECEMBER 31, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ...................................................   3
Annual Report:
Fund Summary ...............................................................   4
About Fund Performance .....................................................   6
Disclosure of Expenses .....................................................   6
Portfolio Information ......................................................   7
Financial Statements:
    Schedule of Investments ................................................   8
    Statement of Assets and Liabilities ....................................  17
    Statement of Operations ................................................  18
    Statements of Changes in Net Assets ....................................  19
Financial Highlights .......................................................  20
Notes to Financial Statements ..............................................  23
Report of Independent Registered Public Accounting Firm ....................  29
Important Tax Information (Unaudited) ......................................  29
Officers and Directors .....................................................  30
Proxy Results ..............................................................  35
BlackRock Fund Information .................................................  35
Mutual Fund Family .........................................................  38


2         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007                                                6-month       12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                         -1.37%        + 5.49%
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          -7.53         - 1.57
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +0.39         +11.17
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +5.93         + 6.97
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +3.22         + 3.36
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      -0.67         + 2.27
-----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of "What's Ahead in 2008: An Investment Perspective," or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o For the fiscal year ended December 31, 2007, the Fund underperformed its benchmark, the JPMorgan Global Government Bond Broad Index.

      What factors influenced performance?

o Fund performance was negatively impacted by our overweight positions in U.S. commercial mortgage-backed securities (CMBS), asset-backed securities
      (ABS) and mortgage-backed securities (MBS), as all spread sectors (those less correlated with the Treasury market) posted negative excess returns for the year. Amid fallout from the subprime mortgage crisis in 2007, higher-quality spread product widened in sympathy with lower-quality product, causing our exposure to the aforementioned sectors to detract from performance. Our underweight exposure to Japan also hurt Fund results.

o On the positive side, the portfolio's overweight currency exposure to the Japanese yen contributed to performance, as did our long duration position in Europe. Specific to high yield, the portfolio's exposure to BB-rated credits and overweight to B-rated credits also proved advantageous.

      Describe recent portfolio activity.

o During the period, we moved from a short duration position in Europe to a long duration. Also, as spreads widened over the course of the year, we began to add attractively priced, well-structured ABS. We also started to add U.S. corporate bonds in the financial sector.

o In emerging markets, we trimmed exposure to banks in Kazakhstan, including Kazkommerts International BV and Center Credit International, and reduced exposure to Russian sovereign debt. In sovereign external debt (government debt issued by countries outside the U.S.), we reduced exposure to Venezuela and the Philippines, while adding Peru. The Fund remained active in trading currencies.

o In the high yield space, we added exposure to the health care sector and other companies that continue to see strong demand globally, while remaining underweight U.S. consumer-driven companies, such as homebuilders and building products.

      Describe Fund positioning at period-end.

o At year-end, the portfolio was invested as follows: 57% investment-grade sovereign debt, 20% emerging markets debt, 6% high yield, 9% MBS and 8% ABS. We ended the period with a long duration in Europe, Australia and New Zealand, short duration in Japan and a moderate underweight duration in the U.S. versus other dollar bloc and European yields.

o The Fund also ended the period overweight U.S. spread product, specifically CMBS, ABS and adjustable-rate mortgages. We have started to add financial corporate bonds to the portfolio.

o In emerging markets, the portfolio is exposed to Brazil, Peru, Turkey and Venezuela. In currencies, we have modest overweight positions in the Brazilian real and the Turkish lira, which are high-carry currencies, and an underweight position in the Mexican peso given concerns that Mexico could be negatively affected in the event of an economic slowdown in the U.S.

Expense Example

                                              Actual                                                Hypothetical**
                       ----------------------------------------------------      ---------------------------------------------------
                         Beginning         Ending                                  Beginning         Ending
                       Account Value    Account Value       Expenses Paid        Account Value    Account Value      Expenses Paid
                       July 1, 2007     Dec. 31, 2007    During the Period*      July 1, 2007     Dec. 31, 2007   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ......      $1,000          $1,082.90            $ 5.46               $1,000          $1,019.96           $ 5.30
Investor A .........      $1,000          $1,081.90            $ 6.56               $1,000          $1,018.90           $ 6.36
Investor B .........      $1,000          $1,079.20            $ 9.22               $1,000          $1,016.33           $ 8.94
Investor C .........      $1,000          $1,077.90            $10.42               $1,000          $1,015.17           $10.11
Investor C1 ........      $1,000          $1,077.50            $ 9.22               $1,000          $1,016.33           $ 8.94
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.04% for Institutional, 1.25% for Investor A, 1.76% for Investor B, 1.99% for Investor C and 1.76% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the JPMorgan Global Government Bond Broad Index. Values are from December 1997 to December 2007.

                                                                 JPMorgan Global
               Institutional               Investor A            Government Bond
                    Shares*+                 Shares*+              Broad Index++
12/97                $10,000                   $9,600                    $10,000
12/98                 $7,657                   $7,320                    $11,508
12/99                 $8,572                   $8,188                    $10,925
12/00                 $8,660                   $8,251                    $11,175
12/01                 $9,130                   $8,677                    $11,078
12/02                 $8,888                   $8,409                    $13,300
12/03                $12,093                  $11,418                    $15,303
12/04                $14,170                  $13,368                    $16,953
12/05                $13,668                  $12,863                    $15,868
12/06                $14,814                  $13,885                    $16,899
12/07                $15,981                  $14,948                    $18,726

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units.
++ This unmanaged Index measures the performance of leading government bond markets based on total return in U.S. currency.

Performance Summary for the Year Ended December 31, 2007

                                                                                    Average Annual Total Returns*
                                                                --------------------------------------------------------------------
                                                                       1 Year                   5 Years               10 Years
                                                                --------------------     --------------------   --------------------
                               Standardized        6-Month      w/o sales    w/sales     w/o sales    w/sales   w/o sales    w/sales
                               30-Day Yields    Total Returns    charge      charge       charge      charge     charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ................     4.47%            + 8.29%      + 7.87%         --       +12.45%         --      +4.80%        --
Investor A ...................     4.06             + 8.19       + 7.66       +3.35%      +12.19      +11.28%     +4.53      +4.10%
Investor B ...................     3.75             + 7.92       + 7.10       +3.10       +11.60      +11.35      +3.98      +3.98
Investor C ...................     3.48             + 7.79       + 6.87       +5.87       +11.35      +11.35      +3.77      +3.77
Investor C1 ..................     3.72             + 7.92       + 7.10       +6.10       +11.57      +11.57      +3.95      +3.95
JPMorgan Global Government
  Bond Broad Index ...........       --             +11.17       +10.81          --       + 7.08          --      +6.47         --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on July 1, 2007 and held through December 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Portfolio Information

As of December 31, 2007

                                                                      Percent of
Geographic Allocation                                      Long-Term Investments
--------------------------------------------------------------------------------
United States ........................................................  27.7%
Germany ..............................................................  20.0
United Kingdom .......................................................   9.5
Japan ................................................................   4.6
Denmark ..............................................................   3.9
France ...............................................................   3.2
Spain ................................................................   3.0
Russia ...............................................................   3.0
Turkey ...............................................................   2.8
Peru .................................................................   2.5
Canada ...............................................................   2.2
Brazil ...............................................................   1.8
South Africa .........................................................   1.6
Sweden ...............................................................   1.6
Hungary ..............................................................   1.5
Norway ...............................................................   1.2
Poland ...............................................................   1.2
Czech Republic .......................................................   1.1
Australia ............................................................   0.9
Uruguay ..............................................................   0.9
Venezuela ............................................................   0.9
Italy ................................................................   0.8
Ireland ..............................................................   0.8
Indonesia ............................................................   0.8
Colombia .............................................................   0.8
Mexico ...............................................................   0.5
Argentina ............................................................   0.4
China ................................................................   0.3
Philippines ..........................................................   0.3
Dominican Republic ...................................................   0.1
Kazakhstan ...........................................................   0.1
--------------------------------------------------------------------------------

                                                                      Percent of
Asset Mix                                                  Long-Term Investments
--------------------------------------------------------------------------------
Fixed Income Securities ..............................................  77.3%
Non-Government Agency Mortgage-Backed Securities .....................  17.5
U.S. Government & Agency Obligations .................................   2.9
Preferred Stocks .....................................................   2.1
Warrants .............................................................   0.1
Common Stocks ........................................................   0.1
--------------------------------------------------------------------------------


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         7

Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                                 Shares
Common Stocks                                                      Held           Value
===========================================================================================
North America
-------------------------------------------------------------------------------------------
Canada -- 0.1%
Paper & Forest Products -- 0.1%
Western Forest Products, Inc. (b)                                80,642        $    126,648
-------------------------------------------------------------------------------------------
Total Common Stocks in Canada                                                       126,648
===========================================================================================
United States -- 0.0%
Diversified Telecommunication Services -- 0.0%
PTV, Inc. (b)                                                         1                 500
-------------------------------------------------------------------------------------------
Total Common Stocks in the United States                                                500
===========================================================================================
Total Common Stocks
(Cost -- $1,406,995) -- 0.1%                                                        127,148
===========================================================================================

===========================================================================================

Preferred Stocks
===========================================================================================
North America
-------------------------------------------------------------------------------------------
United States -- 2.0%
Commercial Banks -- 0.4%
Wachovia Corp. Series J, 8%                                      28,000             708,400
-------------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.0%
PTV, Inc. Series A, 10%                                          29,543              39,883
-------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 1.6%
Fannie Mae, 8.25%                                                56,000           1,442,000
Freddie Mac Series Z, 8.375%                                     47,000           1,236,688
                                                                               ------------
                                                                                  2,678,688
-------------------------------------------------------------------------------------------
Total Preferred Stocks
(Cost -- $4,093,454) -- 2.0%                                                      3,426,971
===========================================================================================

===========================================================================================

Warrants (f)
===========================================================================================
Latin America
-------------------------------------------------------------------------------------------
Venezuela -- 0.1%
Foreign Government Obligations -- 0.1%
Venezuela Oil Obligations (expires 4/15/2020)                     3,000             111,000
-------------------------------------------------------------------------------------------
Total Warrants in Latin America -- 0.1%                                             111,000
===========================================================================================
North America
-------------------------------------------------------------------------------------------
United States -- 0.1%
Health Care Providers & Services -- 0.0%
HealthSouth Corp. (expires 1/16/2014)                            14,085               3,521
-------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
American Tower Corp. (expires 8/01/2008)                            225             134,494
-------------------------------------------------------------------------------------------
Total Warrants in North America -- 0.1%                                             138,015
===========================================================================================
Total Warrants (Cost -- $14,639) -- 0.2%                                            249,015
===========================================================================================

                                                                   Face
Fixed Income Securities                                          Amount            Value
===========================================================================================
Africa
-------------------------------------------------------------------------------------------
South Africa -- 1.6%
Foreign Government Obligations --1.6%
South Africa Government Bond:
    Series 196, 10% due 2/28/2009                    ZAR      3,666,667             534,701
    Series R195, 10% due 2/28/2008                            3,666,666             535,862
    Series R203, 8.25% due 9/15/2017                         11,175,000           1,615,141
-------------------------------------------------------------------------------------------
Total Fixed Income Securities
in Africa -- 1.6%                                                                 2,685,704
===========================================================================================
Europe
-------------------------------------------------------------------------------------------
Czech Republic -- 1.1%
Foreign Government Obligations -- 1.1%
Czech Republic, 4% due 4/11/2017                     CZK     34,220,000           1,785,324
-------------------------------------------------------------------------------------------
Total Fixed Income Securities
in the Czech Republic                                                             1,785,324
===========================================================================================
Denmark -- 3.8%
Diversified Financial Services -- 1.1%
Realkredit Danmark A/S Series 83D, 5%
  due 10/01/2038 (a)                                 DKK      9,626,685           1,773,369
-------------------------------------------------------------------------------------------
Foreign Government Obligations -- 2.7%
Denmark Government Bond:
    4% due 11/15/2010                                         5,800,000           1,129,050
    due 11/15/2011 (k)                                       11,000,000           2,288,338
    4% due 11/15/2017                                         5,775,000           1,091,696
                                                                               ------------
                                                                                  4,509,084
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Denmark                                          6,282,453
===========================================================================================
France -- 3.1%
Foreign Government Obligations -- 3.1%
France Government Bond OAT, 3.75%
  due 4/25/2017                                      EUR      3,750,000           5,218,272
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in France                                           5,218,272
===========================================================================================
Germany -- 19.3%
Foreign Government Obligations -- 13.8%
Bundesobligation:
    Series 145, 3.50% due 10/09/2009                          1,985,000           2,873,695
    Series 146, 3.25% due 4/09/2010                             300,000             430,925
    Series 148, 3.50% due 4/08/2011                             525,000             754,583
    Series 149, 3.50% due 10/14/2011                            200,000             286,347
    Series 150, 4% due 4/13/2012                              1,315,000           1,911,900
Bundesrepublik Deutschland:
    4% due 7/04/2016                                            595,000             852,082
    4.25% due 7/04/2017                                         640,000             931,111
    Series 05, 3.50% due 1/04/2016                              860,000           1,192,070
    Series 06, 3.75% due 1/04/2017                              575,000             807,357
    Series 07, 4.25% due 7/04/2039                              680,000             937,821
Deutsche Bundesrepublik:
    3.75% due 1/04/2015                                         900,000           1,276,705
    4.75% due 7/04/2034                                       7,395,000          11,004,740
                                                                               ------------
                                                                                 23,259,336
-------------------------------------------------------------------------------------------


8         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                                   Face
Fixed Income Securities                                          Amount            Value
===========================================================================================
Europe (continued)
-------------------------------------------------------------------------------------------
Germany (concluded)
Metals & Mining -- 0.1%
Voestalpine AG, 7.25% (l)                            EUR        150,000        $    214,549
-------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 5.4%
Eurohypo AG, 3.25% due 10/26/2015                             6,750,000           9,017,971
===========================================================================================
Total Fixed Income Securities in Germany                                         32,491,856
===========================================================================================
Hungary -- 1.4%
Foreign Government Obligations -- 1.4%
Hungary Government Bond Series 10/B,
  6.75% due 10/12/2010                               HUF    419,730,000           2,381,641
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Hungary                                          2,381,641
===========================================================================================
Ireland -- 0.8%
Diversified Financial Services -- 0.8%
GE Capital European Funding, 4.375%
  due 3/30/2011                                      EUR        280,000             404,255
Talisman Finance PLC Series 7 Class A,
  4.932% due 4/22/2017 (a)                                      643,779             931,656
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Ireland                                          1,335,911
===========================================================================================
Italy -- 0.8%
Foreign Government Obligations -- 0.8%
Italy Buoni Poliennali Del Tesoro, 4%
  due 2/01/2037                                               1,075,000           1,344,944
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Italy                                            1,344,944
===========================================================================================
Norway -- 1.1%
Commercial Banks -- 0.9%
Eksportfinans A/S Series MTN, 4.375%
  due 9/20/2010                                               1,075,000           1,565,981
-------------------------------------------------------------------------------------------
Foreign Government Obligations -- 0.2%
Norway Government Bond, 4.25%
  due 5/19/2017                                      NOK      1,875,000             334,174
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Norway                                           1,900,155
===========================================================================================
Poland -- 1.1%
Foreign Government Obligations -- 1.1%
Poland Government Bond Series 1015,
  6.25% due 10/24/2015                               PLN      4,600,000           1,897,736
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Poland                                           1,897,736
===========================================================================================
Russia -- 2.9%
Foreign Government Obligations -- 1.9%
Russian Federation Bonds (Regulation S),
  12.75% due 6/24/2028                               USD      1,750,000           3,176,250
-------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.0%
Gaz Capital for Gazprom (e):
    6.212% due 11/22/2016                                       400,000             383,760
    6.51% due 3/07/2022                                         340,000             323,238
Morgan Stanley Bank AG for OAO Gazprom,
  9.625% due 3/01/2013                                          800,000             906,675
                                                                               ------------
                                                                                  1,613,673
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Russia                                           4,789,923
===========================================================================================
Spain -- 2.9%
Foreign Government Obligations -- 2.9%
Spain Government Bond:
    4.20% due 7/30/2013                              EUR      1,000,000           1,461,744
    4.40% due 1/31/2015                                       2,350,000           3,454,119
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Spain                                            4,915,863
===========================================================================================
Sweden -- 1.5%
Foreign Government Obligations -- 1.5%
Sweden Government Bond:
    4.50% due 8/12/2015                              SEK     12,650,000           1,981,745
    Series 1043, 5% due 1/28/2009                             3,570,000             556,850
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Sweden                                           2,538,595
===========================================================================================
Turkey -- 2.7%
Foreign Government Obligations -- 2.7%
Republic of Turkey, 6.75% due 4/03/2018              USD      1,350,000           1,385,438
Turkey Government Bond:
    due 7/16/2008 (k)                                TRY      2,700,000           2,116,929
    7% due 6/05/2020                                 USD        600,000             622,500
    6.875% due 3/17/2036                                        500,000             491,250
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Turkey                                           4,616,117
===========================================================================================
United Kingdom -- 9.2%
Foreign Government Obligations --8.1%
United Kingdom Gilt:
    5% due 3/07/2008                                 GBP        380,000             756,430
    4% due 3/07/2009                                          2,720,000           5,388,238
    5% due 3/07/2012                                             75,000             152,737
    5% due 9/07/2014                                          1,969,000           4,027,913
    4% due 9/07/2016                                            565,000           1,084,371
    5% due 3/07/2025                                            250,000             528,227
    4.50% due 12/07/2042                                        795,000           1,644,249
-------------------------------------------------------------------------------------------
                                                                                 13,582,165
===========================================================================================
Media -- 0.1%
NTL Cable Plc, 9.125% due 8/15/2016                  USD        250,000             247,500
-------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 1.0%
Northern Rock Plc, 5.625%
  due 6/22/2017 (e)                                           1,600,000           1,622,347
-------------------------------------------------------------------------------------------
Total Fixed Income Securities
in the United Kingdom                                                            15,452,012
===========================================================================================
Total Fixed Income Securities
in Europe -- 51.7%                                                               86,950,802
===========================================================================================


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         9

Schedule of Investments (continued)                            (in U.S. dollars)

                                                                   Face
Fixed Income Securities                                          Amount            Value
===========================================================================================
Latin America
-------------------------------------------------------------------------------------------
Argentina -- 0.4%
Foreign Government Obligations -- 0.4%
Argentina Bonos (a)(i):
    2.244% due 9/30/2008                             ARS         60,000        $     26,985
    5.389% due 8/03/2012                             USD        281,250             248,007
Argentina Government International Bond:
    8.28% due 12/31/2033 (i)                                     29,649              28,463
    due 12/31/2038 (i)(m)                                       869,351             365,127
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Argentina                                          668,582
===========================================================================================
Brazil -- 1.7%
Foreign Government Obligations -- 1.7%
Brazilian Government International Bond,
  10.50% due 7/14/2014                                        1,700,000           2,163,250
Federative Republic of Brazil, 6%
  due 1/17/2017                                                 755,000             767,080
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Brazil                                           2,930,330
===========================================================================================
Colombia -- 0.7%
Foreign Government Obligations -- 0.7%
Colombia Government International Bond:
    7.375% due 1/27/2017                                        820,000             899,950
    7.375% due 9/18/2037                                        320,000             356,000
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Colombia                                         1,255,950
===========================================================================================
Dominican Republic -- 0.1%
Foreign Government Obligations -- 0.1%
Dominican Republic International Bond,
  9.04% due 1/23/2018 (i)                                       218,595             249,199
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in the
Dominican Republic                                                                  249,199
===========================================================================================
Mexico -- 0.5%
Foreign Government Obligations -- 0.5%
Mexican Bonos, 9.50% due 12/18/2014                  MXN      8,666,200             852,463
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Mexico                                             852,463
===========================================================================================
Peru -- 2.5%
Foreign Government Obligations --2.5%
Peru Government International Bond:
    9.125% due 2/21/2012                             USD      2,100,000           2,373,000
    8.75% due 11/21/2033                                        225,000             298,125
    6.55% due 3/14/2037 (i)                                   1,390,000           1,452,550
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Peru                                             4,123,675
-------------------------------------------------------------------------------------------
Uruguay -- 0.9%
Foreign Government Obligations -- 0.9%
Uruguay Government International Bond,
  9.25% due 5/17/2017                                         1,200,000           1,446,000
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Uruguay                                          1,446,000
===========================================================================================
Venezuela -- 0.8%
Foreign Government Obligations -- 0.8%
Venezuela Government International Bond:
    7.65% due 4/21/2025                                         225,000             192,375
    9.25% due 9/15/2027                                       1,100,000           1,097,250
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Venezuela                                        1,289,625
===========================================================================================
Total Fixed Income Securities in
Latin America -- 7.6%                                                            12,815,824
===========================================================================================
North America
-------------------------------------------------------------------------------------------
Canada -- 2.1%
Commercial Services & Supplies -- 0.4%
Quebecor World Capital Corp., 8.75%
  due 3/15/2016 (e)                                           1,000,000             736,250
-------------------------------------------------------------------------------------------
Foreign Government Obligations -- 0.9%
Canadian Government Bond:
    3% due 12/01/2036                                CAD        442,482             555,933
    2% due 12/01/2041                                           104,984             108,086
Province of Ontario Canada, 4.70%
  due 6/02/2037                                                 825,000             847,728
                                                                               ------------
                                                                                  1,511,747
-------------------------------------------------------------------------------------------
Metals & Mining -- 0.5%
Novelis, Inc., 7.25% due 2/15/2015                   USD        850,000             799,000
-------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.3%
Ainsworth Lumber Co. Ltd., 7.25%
  due 10/01/2012                                                750,000             451,875
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Canada                                           3,498,872
===========================================================================================
United States -- 5.2%
Airlines -- 0.0%
Continental Airlines, Inc. Series 1998-1-C,
  6.541% due 9/15/2009 (i)                                       10,782              10,701
-------------------------------------------------------------------------------------------
Capital Markets -- 0.3%
UBS AG Series DPNT, 5.875%
  due 12/20/2017                                                500,000             503,523
-------------------------------------------------------------------------------------------
Commercial Banks -- 0.7%
Depfa ACS Bank Series DTC, 3.625%
  due 10/29/2008                                              1,100,000           1,097,083
-------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.1%
Ashtead Capital, Inc., 9% due 8/15/2016 (e)                     250,000             221,250
-------------------------------------------------------------------------------------------
Communications Equipment -- 0.3%
Dycom Industries, Inc., 8.125%
  due 10/15/2015                                                500,000             495,000
-------------------------------------------------------------------------------------------
Consumer Finance -- 0.2%
SLM Corp.:
    4.30% due 12/15/2009                             CAD        250,000             240,861
    5.40% due 10/25/2011                             USD         90,000              82,026
                                                                               ------------
                                                                                    322,887
-------------------------------------------------------------------------------------------
Distributors -- 0.2%
American Tire Distributors, Inc., 11.08%
  due 4/01/2012 (a)                                             400,000             388,000
-------------------------------------------------------------------------------------------
Diversified Financial Services -- 0.3%
General Electric Capital Corp., 6.15%
  due 8/07/2037 (h)                                             440,000             467,469
-------------------------------------------------------------------------------------------


10         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                                   Face
Fixed Income Securities                                          Amount            Value
===========================================================================================
North America (concluded)
-------------------------------------------------------------------------------------------
United States (concluded)
Diversified Telecommunication Services -- 0.3%
Qwest Corp., 7.50% due 10/01/2014                    USD        500,000        $    507,500
-------------------------------------------------------------------------------------------
Electric Utilities -- 0.2%
Edison Mission Energy, 7.75% due 6/15/2016                      250,000             257,500
-------------------------------------------------------------------------------------------
Electrical Equipment -- 0.6%
Superior Essex Communications LLC, 9%
  due 4/15/2012                                               1,000,000             960,000
-------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.3%
Station Casinos, Inc., 7.75% due 8/15/2016                      500,000             451,250
-------------------------------------------------------------------------------------------
Household Durables -- 0.3%
American Greetings Corp., 7.375% due 6/01/2016                  375,000             364,688
Stanley-Martin Communities LLC, 9.75%
  due 8/15/2015                                                 250,000             150,000
                                                                               ------------
                                                                                    514,688
-------------------------------------------------------------------------------------------
Media -- 0.5%
CSC Holdings, Inc. Series B, 8.125% due 7/15/2009                35,000              35,569
Nielsen Finance LLC, 10% due 8/01/2014                          500,000             511,250
R.H. Donnelley Corp., 8.875% due 10/15/2017 (e)                 400,000             370,000
                                                                               ------------
                                                                                    916,819
-------------------------------------------------------------------------------------------
Metals & Mining -- 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
  8.25% due 4/01/2015                                           130,000             137,800
-------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.5%
Sabine Pass LNG LP, 7.50% due 11/30/2016                        850,000             811,750
-------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.1%
Domtar Corp., 7.125% due 8/15/2015                              250,000             245,000
-------------------------------------------------------------------------------------------
Road & Rail -- 0.2%
Avis Budget Car Rental LLC, 7.369%
  due 5/15/2014 (a)                                             450,000             414,000
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in the United States                                8,722,220
===========================================================================================
Total Fixed Income Securities in
North America -- 7.3%                                                            12,221,092
===========================================================================================
Pacific Basin/Asia
-------------------------------------------------------------------------------------------
Australia -- 0.9%
Foreign Government Obligations -- 0.9%
Australia Government Bond:
    6.50% due 5/15/2013                              AUD      1,210,000           1,060,196
    Series 123, 5.75% due 4/15/2012                             475,000             402,237
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Australia                                        1,462,433
===========================================================================================
China -- 0.3%
Independent Power Producers &
Energy Traders -- 0.3%
AES China Generating Co. Ltd., 8.25%
  due 6/26/2010                                      USD        500,000             486,253
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in China                                              486,253
===========================================================================================
Indonesia -- 0.8%
Diversified Telecommunication
Services -- 0.3%
Excelcomindo Finance Co. BV, 8%
  due 1/27/2009 (e)                                             475,000             475,000
-------------------------------------------------------------------------------------------
Foreign Government Obligations -- 0.5%
Indonesia Government International Bond (e):
    7.50% due 1/15/2016                                         350,000             378,000
    6.625% due 2/17/2037                                        500,000             475,625
                                                                               ------------
                                                                                    853,625
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Indonesia                                        1,328,625
===========================================================================================
Japan -- 4.1%
Foreign Government Obligations -- 4.1%
Japan Government Fifteen Year Bond
  Series 39, 1.27% due 3/20/2021 (a)                 JPY    373,000,000           3,355,548
Japanese Government CPI Linked Bond
  Series 13, 1.30% due 9/10/2017                            397,800,000           3,624,942
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in Japan                                            6,980,490
===========================================================================================
Kazakhstan -- 0.1%
Commercial Banks -- 0.1%
Kazkommerts International B.V., 8%
  due 11/03/2015                                     USD        170,000             140,216
-------------------------------------------------------------------------------------------
Total Fixed Income Securities
in Kazakhstan                                                                       140,216
===========================================================================================
Philippines -- 0.2%
Foreign Government Obligations -- 0.2%
Philippine Government International Bond,
  9% due 2/15/2013                                              370,000             421,338
-------------------------------------------------------------------------------------------
Total Fixed Income Securities in the Philippines                                    421,338
===========================================================================================
Total Fixed Income Securities in the
Pacific Basin/Asia -- 6.4%                                                       10,819,355
===========================================================================================
Total Fixed Income Securities
(Cost -- $120,770,725) -- 74.6%                                                 125,492,777
===========================================================================================

===========================================================================================

U.S. Government & Agency Obligations
===========================================================================================
North America
-------------------------------------------------------------------------------------------
United States -- 2.8%
Fannie Mae Guaranteed Pass Through
  Certificates, 5.50%
  due 1/15/2023-6/01/2037 (j)                                 3,927,127           3,935,247
U.S. Treasury Notes, 4.875% due 5/15/2037                       711,000             774,935
-------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations
(Cost -- $4,580,049) -- 2.8%                                                      4,710,182
===========================================================================================

===========================================================================================

Non-U.S. Government Agency Mortgage-Backed Securities
===========================================================================================
North America
-------------------------------------------------------------------------------------------
United States -- 16.6%
Bank of America Credit Card Trust Series
  2006-A16 Class A16, 4.72%
  due 5/15/2013                                               1,700,000           1,720,703
Bank One Issuance Trust Series 2003-A10
  Class A10, 5.14% due 6/15/2011 (a)(h)                       2,150,000           2,149,530


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         11

Schedule of Investments (continued)                            (in U.S. dollars)

Non-U.S. Government Agency                                         Face
Mortgage-Backed Securities                                       Amount            Value
===========================================================================================
North America (continued)
-------------------------------------------------------------------------------------------
United States (continued)
Bear Stearns Adjustable Rate Mortgage
  Trust (a):
    Series 2004-6 Class 3A, 5.431%
      due 9/25/2034                                  USD        325,082        $    320,008
    Series 2006-2 Class 2A1, 5.65%
      due 7/25/2036                                             619,840             619,745
Bear Stearns Commercial Mortgage Securities:
    Series 2005-PWR8 Class A4, 4.674%
      due 6/11/2041                                           1,030,000             984,275
    Series 2007-PW17 Class A4, 5.694%
      due 6/11/2050 (a)                                         700,000             716,072
    Series 2007-T28 Class A4, 5.828%
      due 9/11/2014 (a)                                         500,000             510,042
CW Capital Cobalt Ltd. Series 2006-C1
  Class A4, 5.223% due 8/15/2048                                920,000             910,278
Chase Issuance Trust Class A:
    Series 2005-A3, 5.05%
      due 10/17/2011 (a)                                      2,550,000           2,545,032
    Series 2007-A17, 5.12%
      due 10/15/2014                                            800,000             819,349
Chase Manhattan Auto Owner Trust Series
  2005-B Class A4, 4.88% due 6/15/2012                        1,300,000           1,301,762
Commercial Mortgage Pass-Through
  Certificates Series 2007-C9 Class A2,
  5.811% due 7/10/2012 (a)                                      305,000             311,262
Countrywide Home Loan Mortgage
  Pass-Through Trust Series 2003-56
  Class 5A1, 4.781% due 12/25/2033 (a)                          342,223             332,266
Credit Suisse Mortgage Capital Certificates
  Series 2007-C3 Class A4, 5.723%
  due 6/15/2039 (a)                                             975,000           1,002,593
First Union National Bank Commercial
  Mortgage Series 1999-C4 Class A2,
  7.39% due 12/15/2031                                          935,907             974,202
Ford Credit Auto Owner Trust Series 2006-C
  Class A3, 5.16% due 11/15/2010                              1,675,000           1,686,621
GSR Mortgage Loan Trust Series 2005-AR1
  Class 4A1, 5.134% due 1/25/2035 (a)                           378,918             371,177
Home Equity Asset Trust Series 2007-2
  Class 2A1, 4.975% due 7/25/2037 (a)                           586,649             566,345
JPMorgan Chase Commercial Mortgage
  Securities Corp. Series 2001-CIBC
  Class A3, 6.26% due 3/15/2033                                 813,552             843,913
JPMorgan Mortgage Trust Series 2004-A5
  Class 3A1, 5.309% due 12/25/2034 (a)                          390,918             387,558
LB-UBS Commercial Mortgage Trust:
    Series 2006-C7 Class A3, 5.347%
      due 11/15/2038                                            870,000             870,346
    Series 2007-C1 Class A4, 5.424%
      due 2/15/2040                                           1,010,000           1,014,380
    Series 2007-C6 Class A4, 5.858%
      due 7/15/2040 (a)                                         750,000             775,687
PECO Energy Transition Trust Series 2001-A
  Class A1, 6.52% due 12/31/2010                                975,000           1,033,719
Residential Asset Mortgage Products, Inc.
  Series 2006-RZ2 Class A1, 5.57%
  due 5/25/2036 (a)                                             491,384             485,174
SLM Student Loan Trust Series 2005-1
  Class A2, 5.44% due 4/27/2020 (a)                           1,430,801           1,416,602
Salomon Brothers Mortgage Securities VII,
  Inc. Series 2001-C2 Class A3, 6.499%
  due 10/13/2011                                                850,000             893,460
Wachovia Bank Commercial Mortgage Trust
  Series 2007-C33 Class A2, 6.055%
  due 7/15/2012 (a)                                             860,000             881,345
WaMu Mortgage Pass-Through Certificates
  Class 3A2 (a):
    Series 2006-AR10, 6.098%
      due 8/25/2046                                             252,000             250,747
    Series 2006-AR18, 5.544%
      due 1/25/2037                                             636,000             620,794
    Series 2007-HY1, 5.883%
      due 2/25/2037                                             240,000             236,592
Wells Fargo Home Equity Trust Series
  2006-2 Class A1, 5.57%
  due 7/25/2036 (a)                                             387,577             381,211
-------------------------------------------------------------------------------------------
Total Non-Government Agency Mortgage-
Backed Securities in North America -- 16.6%                                      27,932,790
===========================================================================================
Pacific Basin/Asia
-------------------------------------------------------------------------------------------
Japan -- 0.3%
JLOC 37, LLC Series 37A Class A1, 1.222%
  due 1/15/2015 (a)                                  JPY     47,920,000             426,589
-------------------------------------------------------------------------------------------
Total Non-Government Agency Mortgage-
Backed Securities in the Pacific Basin/Asia -- 0.3%                                 426,589
===========================================================================================
Total Non-Government Agency Mortgage-
Backed Securities (Cost -- $28,005,775) -- 16.9%                                 28,359,379
===========================================================================================

===========================================================================================

                                                             Beneficial
Other Interests (d)                                            Interest
===========================================================================================
North America
-------------------------------------------------------------------------------------------
United States -- 0.0%
Media -- 0.0%
Adelphia Escrow                                      USD        575,000                  58
Adelphia Recovery Trust                                         721,128               2,885
-------------------------------------------------------------------------------------------
Total Other Interests
(Cost -- $2,358) -- 0.0%                                                              2,943
===========================================================================================

===========================================================================================

Short-Term Securities
===========================================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 5.04% (c)(g)                               785,766             785,766
-------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $785,766) -- 0.5%                                                          785,766
===========================================================================================


12         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                              Number of
Options Purchased                                             Contracts            Value
===========================================================================================
Call Options Purchased -- 0.0%
German Deutsche Mark, expiring January 2008
  at USD 935                                                     10,630        $     67,394
Japanese Yen, expiring January 2008 at EUR 161                    6,383              22,260
Mexican Peso, expiring February 2008 at USD 11.087                1,345               5,609
                                                                               ------------
                                                                                     95,263
-------------------------------------------------------------------------------------------
Put Options Purchased -- 0.1%
Euro, expiring January 2008 at USD 1.4                            1,710                  17
Euro, expiring January 2008 at TRY 1.72                           2,141              27,108
Malaysian Ringgit, expiring May 2008 at USD 3.318                 3,310              71,761
Malaysian Ringgit, expiring May 2008 at USD 3.327                 1,986              39,482
                                                                               ------------
                                                                                    138,368
-------------------------------------------------------------------------------------------
Total Options Purchased
(Premiums Paid -- $300,013) -- 0.1%                                                 233,631
===========================================================================================
Total Investments Before TBA Sale Commitments
and Options Written (Cost -- $159,959,774*) -- 97.2%                            163,387,812

                                                                   Face
TBA Sale Commitments                                             Amount            Value
===========================================================================================
Fannie Mae Guaranteed Pass-Through
  Certificates, 5.50%
    due 1/15/2023 - 6/01/2037                        USD      3,000,000          (2,996,361)
-------------------------------------------------------------------------------------------
Total TBA Sale Commitments
(Premium Received -- $2,895,345) -- (1.8%)                                       (2,996,361)
===========================================================================================

===========================================================================================

                                                              Number of
Options Written                                               Contracts
===========================================================================================
United States -- (0.0%)
Call Options Written -- (0.0%)
Japanese Yen, expiring January 2008 at EUR 156                    6,384             (15,647)
-------------------------------------------------------------------------------------------
Total Options Written
(Premiums Received -- $37,984) -- (0.0%)                                            (15,647)
===========================================================================================
Total Investments, Net of TBA Sale Commitments
and Options Written (Cost -- $157,026,445) -- 95.4%                             160,375,804

Other Assets Less Liabilities -- 4.6%                                             7,809,730
                                                                               ------------
Net Assets -- 100.0%                                                           $168,185,534
                                                                               ============

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................  $ 160,067,913
                                                                  =============
      Gross unrealized appreciation ............................  $   7,064,365
      Gross unrealized depreciation ............................     (3,744,466)
                                                                  -------------
      Net unrealized appreciation ..............................  $   3,319,899
                                                                  =============

(a)   Floating rate security.
(b)   Non-income producing security.
(c)   Represents the current yield as of December 31, 2007.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Interest
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series   $(9,528,493)  $199,363
      --------------------------------------------------------------------------

(h) All or a portion of security held as collateral in connection with open financial futures contracts.
(i)   Subject to principal paydowns.
(j) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
(k)   Represents a zero coupon bond.
(l)   The security is a perpetual bond and has no definite maturity date.
(m)   Represents a step bond.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Forward foreign exchange contracts as of December 31, 2007 were as follows:

                                                                              Unrealized
      Foreign Currency              Foreign Currency        Settlement       Appreciation
      Purchased                           Sold                 Date         (Depreciation)
      ------------------------------------------------------------------------------------
      EUR            225,000     USD           327,974      1/02/2008        $    1,001
      USD            323,417     NOK         1,765,400      1/02/2008            (1,695)
      BRL          1,110,000     USD           625,176      1/03/2008            (2,390)
      USD            629,252     BRL         1,110,000      1/03/2008             6,466
      EUR            453,429     JPY        73,710,000      1/04/2008             2,842
      JPY         73,710,000     EUR           449,997      1/04/2008             2,176
      JPY        825,570,000     USD         7,155,350      1/15/2008           247,800
      CHF          3,766,952     EUR         2,270,000      1/22/2008            11,978
      EUR            970,000     CHF         1,612,844      1/22/2008            (7,929)
      AUD            593,000     USD           520,713      1/23/2008              (676)
      AUD            850,000     USD           760,926      1/23/2008           (15,511)
      AUD            978,600     USD           856,200      1/23/2008             1,992
      CAD          1,410,000     USD         1,448,531      1/23/2008           (19,455)
      EUR          1,080,000     HUF       273,175,200      1/23/2008             2,663
      EUR            527,534     HUF       133,475,000      1/23/2008             1,066
      EUR            450,756     JPY        73,710,000      1/23/2008            (2,246)
      EUR            453,846     JPY        73,710,000      1/23/2008             2,274
      EUR            910,000     JPY       145,488,343      1/23/2008            25,259
      EUR         14,561,437     USD        22,779,196      1/23/2008           519,691
      EUR            853,500     USD         1,213,522      1/23/2008            34,885
      GBP          1,695,700     USD         3,515,610      1/23/2008          (142,468)
      GBP          1,853,000     USD         3,783,455      1/23/2008           (97,408)
      HUF        133,475,000     EUR           527,576      1/23/2008            (1,129)
      HUF        270,000,000     EUR         1,076,984      1/23/2008           (16,582)
      HUF        393,130,000     USD         2,213,470      1/23/2008            56,075
      JPY        145,861,170     EUR           910,000      1/23/2008           (21,913)
      JPY        147,420,000     EUR           914,312      1/23/2008           (14,229)
      JPY      3,767,341,644     USD        32,398,600      1/23/2008         1,414,118
      MXN         11,850,000     USD         1,092,669      1/23/2008            (8,646)


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         13

Schedule of Investments (continued)                            (in U.S. dollars)

o Forward foreign exchange contracts as of December 31, 2007 were as follows (concluded):

                                                                              Unrealized
      Foreign Currency              Foreign Currency        Settlement       Appreciation
      Purchased                           Sold                 Date         (Depreciation)
      ------------------------------------------------------------------------------------
      MXN         13,800,000     USD         1,261,715      1/23/2008        $      693
      MXN         23,700,000     USD         2,184,231      1/23/2008           (16,183)
      MXN         23,700,000     USD         2,185,319      1/23/2008           (17,271)
      MXN         29,621,640     USD         2,724,795      1/23/2008           (15,042)
      MXN          5,166,700     USD           475,160      1/23/2008            (2,516)
      NOK          1,765,400     USD           323,304      1/23/2008             1,617
      NOK          2,758,000     USD           493,607      1/23/2008            14,001
      NOK            705,000     USD           129,710      1/23/2008                45
      PLN          3,178,200     USD         1,192,529      1/23/2008            99,136
      SEK          3,422,900     USD           533,994      1/23/2008            (4,267)
      SEK            572,000     USD            86,956      1/23/2008             1,566
      SGD          1,000,000     USD           692,468      1/23/2008             3,498
      SGD          1,100,000     USD           758,149      1/23/2008             7,414
      TRY          1,300,000     USD         1,091,886   1/23/2-p9008             8,515
      TRY          1,900,000     USD         1,580,962      1/23/2008            27,317
      TRY          1,250,000     USD         1,028,019      1/23/2008            30,060
      USD          2,466,458     AUD         2,756,500      1/23/2008            49,121
      USD            399,019     AUD           464,500      1/23/2008            (8,328)
      USD            200,520     CAD           205,000      1/23/2008            (7,253)
      USD          1,320,684     CZK        25,546,000      1/23/2008           (84,766)
      USD          2,849,909     DKK        14,966,000      1/23/2008           (85,692)
      USD          2,211,135     DKK        11,274,500      1/23/2008              (373)
      USD          4,144,072     EUR         2,915,000      1/23/2008          (119,673)
      USD            438,278     EUR           300,000      1/23/2008              (530)
      USD          3,856,244     EUR         2,634,000      1/23/2008             3,515
      USD            985,201     EUR           690,000      1/23/2008           (24,056)
      USD          1,001,911     JPY       113,265,500      1/23/2008           (14,672)
      USD          5,521,216     GBP         2,728,000      1/23/2008            94,590
      USD          5,455,679     GBP         2,686,000      1/23/2008           112,600
      USD          4,179,898     HUF       744,858,700      1/23/2008          (120,181)
      USD            994,971     MXN        11,000,000      1/23/2008           (11,296)
      USD          1,951,076     MXN        21,200,000      1/23/2008            11,725
      USD          2,334,541     MXN        25,450,000      1/23/2008             6,405
      USD          5,051,781     MXN        55,000,000      1/23/2008            20,446
      USD          1,275,781     NOK         6,877,500      1/23/2008             9,982
      USD            287,414     PLN           716,500      1/23/2008            (3,781)
      USD          1,610,200     PLN         4,056,000      1/23/2008           (38,215)
      USD          2,165,085     SEK        14,000,000      1/23/2008            (1,550)
      USD            409,987     TRY           500,000      1/23/2008           (13,244)
      USD          2,068,260     TRY         2,606,008      1/23/2008          (137,628)
      USD          1,117,430     TRY         1,350,000      1/23/2008           (25,295)
      USD            616,461     ZAR         4,300,000      1/23/2008           (10,031)
      USD          1,601,361     ZAR        10,985,000      1/23/2008               892
      USD          1,024,036     ZAR         7,000,000      1/23/2008             4,165
      USD          1,618,647     ZAR        11,000,000      1/23/2008            15,992
      USD          1,368,450     ZAR         9,381,000      1/23/2008             1,677
      USD          1,233,064     ZAR         8,500,000      1/23/2008            (5,351)
      ZAR         34,250,000     USD         5,024,413      1/23/2008           (34,330)
      ZAR          2,200,000     USD           327,162      1/23/2008            (6,631)
      NZD          1,275,167     AUD         1,120,000      1/25/2008            (3,742)
      NZD            455,096     AUD           400,000      1/25/2008            (1,583)
      NZD            455,244     AUD           400,000      1/25/2008            (1,469)
      PLN          2,000,000     HUF       138,934,000      1/25/2008            10,853
      PLN          2,530,000     HUF       177,561,599      1/25/2008             3,281
      AUD          1,785,000     NZD         2,147,334      1/28/2008           (82,013)
      JPY        148,491,864     EUR           920,000      1/28/2008           (12,323)
      SEK          6,159,148     EUR           655,000      1/29/2008            (4,922)
      CLP        976,000,000     USD         1,953,571      1/30/2008             5,010
      CLP        650,000,000     USD         1,292,247      1/30/2008            12,136
      IDR     10,130,000,000     USD         1,108,922      1/30/2008           (31,721)
      KRW      1,122,080,000     USD         1,217,837      1/30/2008           (17,216)
      KRW      2,903,480,000     USD         3,177,195      1/30/2008           (67,712)
      MYR          4,400,000     USD         1,323,308      1/30/2008             8,350
      MYR          5,012,200     USD         1,489,510      1/30/2008            27,431
      PHP         16,647,100     USD           389,958      1/30/2008            12,891
      PHP         28,960,000     USD           655,797      1/30/2008            45,015
      PHP         46,120,000     USD         1,102,558      1/30/2008            13,514
      RUB         30,500,000     USD         1,237,825      1/30/2008             5,034
      USD          1,140,720     IDR    10,386,252,450      1/30/2008            36,269
      USD            855,632     ARS         2,750,000      1/30/2008           (15,035)
      USD          2,709,758     CLP     1,370,000,000      1/30/2008           (39,479)
      USD            557,824     CLP       280,000,000      1/30/2008            (4,063)
      USD            374,112     CLP       187,000,000      1/30/2008            (1,149)
      USD            486,571     CLP       250,000,000      1/30/2008           (15,115)
      USD          4,308,028     KRW     4,024,560,000      1/30/2008            (2,076)
      USD          2,096,436     MYR         7,000,000      1/30/2008           (22,112)
      USD            863,609     MYR         2,900,000      1/30/2008           (14,075)
      USD            509,141     PHP        22,000,000      1/30/2008           (23,243)
      USD            838,379     PHP        36,000,000      1/30/2008           (32,796)
      BRL          3,850,000     USD         2,138,489      2/06/2008            11,978
      BRL          1,900,000     USD         1,055,204      2/06/2008             6,066
      BRL          2,740,000     USD         1,513,812      2/06/2008            16,650
      BRL          3,000,000     USD         1,650,165      2/06/2008            25,524
      NOK          4,965,828     EUR           620,000      2/06/2008             6,581
      USD         12,046,507     BRL         3,700,000      2/06/2008           (20,175)
      USD          1,074,661     BRL         1,900,000      2/06/2008            13,391
      USD          2,069,195     BRL         3,700,000      2/06/2008             2,512
      USD            335,289     BRL           600,000      2/06/2008               151
      ------------------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts -- Net                              $1,545,444
                                                                             ==========


14         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

o     Swaps outstanding as of December 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                                Notional         Appreciation
                                                                 Amount         (Depreciation)
      ----------------------------------------------------------------------------------------
      Receive a fixed rate of 7.73% and pay a
        floating rate based on 3-month New Zealand
        Dollar Bank Bill rate.

        Broker, Citibank, N.A.
        Expires March 2009                                 NZD     4,020,000       $(30,391)

      Receive a fixed rate of 4.5275% and pay a floating rate based on 6-month EURIBOR

        Broker, Citibank, N.A.
        Expires August 2009                                USD     3,655,000         (3,456)

      Receive a fixed rate of 8.16% and pay a
        floating rate based on 3-month NZD
        Bank Bill rate.

        Broker, Deutsche Bank AG London
        Expires September 2009                             NZD     6,548,500        (44,458)

      Receive a fixed rate of 8.13% and pay a
        floating rate based on 3-month NZD
        Bank Bill rate.

        Broker, Deutsche Bank AG London
        Expires September 2009                             NZD     8,950,000        (63,636)

      Receive a fixed rate of 8.32% and pay a
        floating rate based on 3-month NZD
        Bank Bill rate.

        Broker, Deutsche Bank AG London
        Expires August 2010                                NZD     5,085,000        (25,369)

      Pay a fixed rate of 7.03% and receive a
        floating rate based on 6-month BUBOR rate

        Broker, Citibank, N.A.
        Expires December 2010                              HUF   505,300,000         20,654

      Pay a fixed rate of 4.70% and receive a
        floating rate based on 6-month LIBOR

        Broker, Citibank, N.A.
        Expires February 2011                              EUR     4,600,000        (29,288)

      Receive a fixed rate of 4.8625% and pay a floating rate based on 3 month STIBOR

        Broker, Citibank, N.A.
        Expires February 2011                              SEK    42,500,000         26,805

      Sold credit default protection on Indonesia
        Government Bond and receive 1.63%

        Broker, Citibank, N.A.
        Expires March 2011                                 USD     1,500,000         17,996

      Bought credit default protection on Mexico
        (United Mexican States) and pay 0.60%

        Broker, Deutsche Bank AG London
        Expires August 2012                                USD       600,000          1,441

      Bought credit default protection on Mexico
        (United Mexican States) and pay 0.59%

        Broker, Lehman Brothers Special Financing
        Expires August 2012                                USD       320,000            903

      Sold credit default protection on PPR SA and receive 0.95%

        Broker, UBS Warburg
        Expires September 2012                             EUR     1,100,000          4,382

      Bought credit default protection on Imperial
        Tobacco Group and receive 0.75%

        Broker, Citibank, N.A.
        Expires September 2012                             EUR       800,000        (10,508)

      Sold credit default protection on Altria and receive 0.48%

        Broker, Citibank, N.A.
        Expires September 2012                             EUR       800,000         (8,188)

      Sold credit default protection on
        STMicroelectronics NV and pay 0.255%

        Broker, Citibank, N.A.
        Expires September 2012                             EUR       800,000          4,876

      Bought credit default protection on Veolia
        Environment and receive 0.54%

        Broker, Citibank, N.A.
        Expires September 2012                             EUR       800,000            924

      Bought credit default protection on LVMH
        Moet Hennessy Louis Vuitton SA and
        pay 0.38%

        Broker, UBS Warburg
        Expires September 2012                             EUR     1,100,000          3,062

      Sold credit default protection on Koninklijke
        Phillips Electronics NV and pay 0.34%

        Broker, Citibank, N.A.
        Expires September 2012                             EUR       800,000          4,079

      Pay a fixed rate of 7.69% and receive a
        floating rate based on 3-month NZD
        Bank Bill rate.

        Broker, Deutsche Bank AG London
        Expires September 2012                             NZD     2,675,000         46,729

      Pay a fixed rate of 7.67667% and receive a floating rate based on 3-month NZD
        Bank Bill rate.

        Broker, Deutsche Bank AG London
        Expires September 2012                             NZD     3,715,000         66,384

      Receive a fixed rate of 9.485% and pay a floating rate based on 3-month NZD
        Bank Bill rate.

        Broker, Citibank, N.A.
        Expires October 2012                               ZAR     7,000,000         (9,458)

      Receive a fixed rate of 7.1192% and pay a floating rate based on 6-month AUD
        Bank Bill Rate

        Broker, Deutsche Bank AG London
        Expires October 2012                               AUD     5,090,000        (70,103)

      Receive a fixed rate of 4.71% and pay a
        floating rate based on 3-month USD LIBOR

        Broker, Citibank, N.A.
        Expires November 2012                              USD     8,020,000        187,308

      Receive a fixed rate of 4.657% and pay a floating rate based on 3-month USD LIBOR

        Broker, Deutsche Bank AG London
        Expires November 2012                              USD    12,400,000        261,863

      Sold credit default protection on LandsBank
        Islands and receive 0.56%

        Broker, UBS Warburg
        Expires December 2012                              EUR       500,000         23,843

      Sold credit default protection on Kaupthing
        Bank and receive 1.42%

        Broker, UBS Warburg
        Expires December 2012                              EUR       500,000        (40,324)


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         15

Schedule of Investments (concluded)                            (in U.S. dollars)

o     Swaps outstanding as of December 31, 2007 were as follows (continued):

      ----------------------------------------------------------------------------------------
                                                                                   Unrealized
                                                                Notional          Appreciation
                                                                 Amount          (Depreciation)
      ----------------------------------------------------------------------------------------
      Bought credit default protection on Danone
        Finance and receive 0.50%

        Broker, Citibank, N.A.
        Expires December 2012                              EUR     1,000,000       $  2,738

      Sold credit default protection on Cadbury
        Schweppes Plc and pay 0.55%

        Broker, Citibank, N.A.
        Expires December 2012                              EUR     1,000,000         (2,303)

      Bought credit default protection on
        STMicroelectronics NV and pay 0.42%

        Broker, Deutsche Bank AG London
        Expires December 2012                              EUR     1,100,000         (2,488)

      Bought credit default protection on
        Koninklijke Phillips Electronics NV and
        pay 0.44%

        Broker, Deutsche Bank AG London
        Expires December 2012                              EUR     1,100,000          1,198

      Pay a fixed rate of 1.51% and receive a
        floating rate based on 6-month JPY Fixing
        LIBOR rate

        Broker, Citibank, N.A.
        Expires December 2013                              JPY   161,000,000        (19,150)

      Pay a fixed rate of 4.14% and receive a
        floating rate based on the 6-month CZECH
        InterBank rate (PRIBOR)

        Broker, Citibank, N.A.
        Expires April 2017                                 CZK    12,375,000         19,137

      Pay a fixed rate of 4.16% and receive a
        floating rate based on the 6-month CZECH
        InterBank rate (PRIBOR)

        Broker, Citibank, N.A.
        Expires May 2017                                   CZK    21,200,000         30,953

      Receive a fixed rate of 5.773% and pay a floating rate based on the 3-month LIBOR

        Broker, Citibank, N.A.
        Expires June 2017                                  USD     2,200,000        191,178

      Pay a fixed rate of 8.15% and receive a
        floating rate based on 3-month
        Johannesburg Inter-Bank Agreed
        Rate (JIBAR)

        Broker, JPMorgan Chase
        Expires July 2017                                  ZAR    14,000,000        130,741

      Receive a fixed rate of 1.6675% and pay a floating rate based on 6-month JPY Fixing
        LIBOR rate

        Broker, Citibank, N.A.
        Expires December 2017                              JPY   260,000,000          1,716

      Receive a fixed rate of 1.67125% and pay a floating rate based on 6-month JPY Fixing
        LIBOR rate

        Broker, Deutsche Bank AG London
        Expires December 2017                              JPY   110,000,000            921

      Receive a fixed rate of 2.39% and pay a
        floating rate based on 6-month JPY Fixing
        LIBOR rate

        Broker, Citibank, N.A.
        Expires December 2036                              JPY    51,000,000         (2,068)
      ----------------------------------------------------------------------------------------
      Total                                                                        $688,643
                                                                                   ========

o Financial futures contracts purchased as of December 31, 2007 were as follows:

      Number of                                       Expiration         Face         Unrealized
      Contracts        Issue            Exchange         Date            Value       Depreciation
      -------------------------------------------------------------------------------------------
        12       10-Year Canadian       Montreal      March 2008      $ 1,399,944     $  (2,670)
                   Bond Future

         8          30-Year U.S.        Chicago       March 2008      $   945,226       (14,226)
                   Treasury Bond

        85        90-Day Bank Bill       Sydney       September       $16,512,050        (5,187)
                                                        2008

        69        Euro-BOBL Future       Eurex        March 2008      $11,051,325      (162,163)

         6        Euro-BUND Future       Eurex        March 2008      $ 1,012,605       (20,369)

        42      Euro-SCHARTZ Future      Eurex        March 2008      $ 6,377,788       (31,150)
      -------------------------------------------------------------------------------------------
      Total Unrealized Depreciation -- Net                                            $(235,765)
                                                                                      =========

o     Financial futures contracts sold as of December 31, 2007 were as follows:

                                                                                     Unrealized
      Number of                                       Expiration         Face       Appreciation
      Contracts        Issue            Exchange         Date            Value     (Depreciation)
      -------------------------------------------------------------------------------------------
         7          2-Year U.S.         Chicago       March 2008      $ 1,474,031     $   2,281
                  Treasury Bond

       213          5-Year U.S.         Chicago       March 2008      $23,579,899        89,993
                  Treasury Bond

         2         10-Year Japan         Tokyo        March 2008      $ 2,453,388         4,120
                    Bond Future

       144         10-Year U.S.         Chicago       March 2008      $16,300,494       (27,756)
                  Treasury Bond
      -------------------------------------------------------------------------------------------
      Total Unrealized Appreciation -- Net                                            $  68,638
                                                                                      =========

o     Currency Abbreviations:

      ARS     Argentine Peso
      AUD     Australian Dollar
      BRL     Brazilian Real
      CAD     Canadian Dollar
      CHF     Swiss Franc
      CLP     Chilean Peso
      CZK     Czech Republic Koruna
      DKK     Danish Krone
      EUR     Euro
      GBP     British Pound
      HUF     Hungarian Forint
      IDR     Indonesian Rupiah
      JPY     Japanese Yen
      KRW     South Korean Won
      MXN     Mexican New Peso
      MYR     Malaysian Ringgit
      NOK     Norwegian Krone
      NZD     New Zealand Dollar
      PHP     Philippines Peso
      PLN     Polish Zloty
      RUB     Russian Ruble
      SEK     Swedish Krona
      SGD     Singapore Dollar
      TRY     Turkish Lira
      ZAR     South African Rand
      USD     U.S. Dollar

      See Notes to Financial Statements.


16         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Statement of Assets and Liabilities

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $158,873,995) .................                  $ 162,368,415
Investments in affiliated securities, at value (identified cost -- $785,766) .......................                        785,766
Put options purchased, at value (premiums paid -- $300,013) ........................................                        233,631
Unrealized appreciation on forward foreign exchange contracts ......................................                      3,117,895
Unrealized appreciation on swaps ...................................................................                      1,049,831
Receivables:
   Securities sold .................................................................................  $   6,238,171
   Interest ........................................................................................      2,324,153
   Due from broker .................................................................................      1,560,863
   Capital shares sold .............................................................................        633,459
   Swaps ...........................................................................................        394,148
   Dividends .......................................................................................          6,894      11,157,688
                                                                                                      -------------
Prepaid expenses and other assets ..................................................................                        256,227
                                                                                                                      -------------
Total assets .......................................................................................                    178,969,453
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swaps ...................................................................                        361,188
Unrealized depreciation on forward foreign exchange contracts ......................................                      1,572,451
Call options written, at value (premiums received -- $37,984) ......................................                         15,647
Bank overdraft .....................................................................................                         46,768
TBA sale commitments, at value (premiums received -- $2,895,345) ...................................                      2,996,361
Payables:
   Securities purchased ............................................................................      4,226,865
   Dividends and distributions to shareholders .....................................................        599,451
   Capital shares redeemed .........................................................................        438,469
   Swaps ...........................................................................................        155,496
   Other affiliates ................................................................................        121,952
   Variation margin ................................................................................        101,082
   Investment adviser ..............................................................................         88,300
   Distributor .....................................................................................         54,762       5,786,377
                                                                                                      -------------
Accrued expenses and other liabilities .............................................................                          5,127
                                                                                                                      -------------
Total liabilities ..................................................................................                     10,783,919
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .........................................................................................                  $ 168,185,534
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized ..............                  $     698,288
Investor A Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized .................                      1,073,735
Investor B Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized .................                        206,428
Investor C Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized .................                        164,094
Investor C1 Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized ................                        480,768
Paid-in capital in excess of par ...................................................................                    207,094,058
Undistributed investment income -- net .............................................................                      5,394,224
Accumulated realized capital losses -- net .........................................................                    (52,376,979)
Unrealized appreciation -- net .....................................................................                      5,450,918
                                                                                                                      -------------
Net assets .........................................................................................                  $ 168,185,534
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $44,799,087 and 6,982,882 shares outstanding ...............                  $        6.42
                                                                                                                      =============
Investor A -- Based on net assets of $68,840,068 and 10,737,352 shares outstanding .................                  $        6.41
                                                                                                                      =============
Investor B -- Based on net assets of $13,234,056 and 2,064,278 shares outstanding ..................                  $        6.41
                                                                                                                      =============
Investor C -- Based on net assets of $10,518,811 and 1,640,942 shares outstanding ..................                  $        6.41
                                                                                                                      =============
Investor C1 -- Based on net assets of $30,793,512 and 4,807,682 shares outstanding .................                  $        6.41
                                                                                                                      =============

      See Notes to Financial Statements.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         17

Statement of Operations

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest (including $199,363 from affiliates and net $3,132 foreign withholding tax) ...............                  $   8,772,800
Dividends ..........................................................................................                         18,000
                                                                                                                      -------------
Total income .......................................................................................                      8,790,800
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees ...........................................................................  $     985,905
Service and distribution fees -- Investor C1 .......................................................        268,615
Service fees -- Investor A .........................................................................        169,483
Service and distribution fees -- Investor B ........................................................        108,381
Transfer agent fees -- Investor A ..................................................................        106,533
Transfer agent fees -- Institutional ...............................................................         84,729
Accounting services ................................................................................         84,406
Printing and shareholder reports ...................................................................         73,333
Professional fees ..................................................................................         65,712
Registration fees ..................................................................................         60,934
Service and distribution fees -- Investor C ........................................................         55,625
Custodian fees .....................................................................................         49,036
Transfer agent fees -- Investor C1 .................................................................         43,757
Transfer agent fees -- Investor B ..................................................................         25,494
Pricing fees .......................................................................................         16,655
Directors' fees and expenses .......................................................................         16,554
Transfer agent fees -- Investor C ..................................................................          9,626
Other ..............................................................................................         30,659
                                                                                                      -------------
Total expenses .....................................................................................                      2,255,437
                                                                                                                      -------------
Investment income -- net ...........................................................................                      6,535,363
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on:
   Investments -- net (including $25,613 in foreign capital gain tax) ..............................      4,847,682
   Financial futures contracts and swaps -- net ....................................................       (894,681)
   Options written -- net ..........................................................................         18,837
   Foreign currency transactions -- net ............................................................     (2,387,738)      1,584,100
                                                                                                      -------------
Change in unrealized appreciation/depreciation on:
   Investments -- net ..............................................................................      1,975,571
   Financial futures contracts and swaps -- net ....................................................        110,110
   Options written -- net ..........................................................................         22,337
   Foreign currency transactions -- net ............................................................      1,444,226       3,552,244
                                                                                                      -----------------------------
Total realized and unrealized gain -- net ..........................................................                      5,136,344
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations ...............................................                  $  11,671,707
                                                                                                                      =============

      See Notes to Financial Statements.


18         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Statements of Changes in Net Assets

                                                                                                            For the Year Ended
                                                                                                                December 31,
                                                                                                      -----------------------------
Increase (Decrease) in Net Assets:                                                                         2007            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net ...........................................................................  $   6,535,363   $   7,179,871
Realized gain (loss) -- net ........................................................................      1,584,100        (469,531)
Change in unrealized appreciation/depreciation -- net ..............................................      3,552,244       6,157,148
                                                                                                      -----------------------------
Net increase in net assets resulting from operations ...............................................     11,671,707      12,867,488
                                                                                                      -----------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
    Institutional ..................................................................................     (2,247,108)     (2,254,796)
    Investor A .....................................................................................     (3,416,635)     (3,216,904)
    Investor B .....................................................................................       (653,779)       (808,698)
    Investor C .....................................................................................       (233,896)         (7,209)
    Investor C1 ....................................................................................     (1,518,013)     (1,585,018)
                                                                                                      -----------------------------
Net decrease in net assets resulting from dividends to shareholders ................................     (8,069,431)     (7,872,625)
                                                                                                      -----------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from capital share transactions .................................     (3,408,254)     (8,330,041)
                                                                                                      -----------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .....................................................................................          2,863             673
                                                                                                      -----------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ............................................................        196,885      (3,334,505)
Beginning of year ..................................................................................    167,988,649     171,323,154
                                                                                                      -----------------------------
End of year* .......................................................................................  $ 168,185,534   $ 167,988,649
                                                                                                      =============================
    * Undistributed investment income -- net .......................................................  $   5,394,224   $   4,886,972
                                                                                                      =============================

      See Notes to Financial Statements.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         19

Financial Highlights

                                                                        Institutional
                                              ------------------------------------------------------------------
The following per share data                                          For the Year Ended
and ratios have been derived                                             December 31,
from information provided in                  ------------------------------------------------------------------
the financial statements.                         2007         2006          2005          2004          2003
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......    $     6.27    $     6.08    $     6.66    $     6.08    $     4.85
                                              ------------------------------------------------------------------
Investment income -- net** ...............           .27           .28           .35           .40           .44
Realized and unrealized gain (loss) -- net           .20+          .21+         (.58)+         .59+         1.24
                                              ------------------------------------------------------------------
Total from investment operations .........           .47           .49          (.23)          .99          1.68
                                              ------------------------------------------------------------------
Less dividends from investment
  income -- net ..........................          (.32)         (.30)         (.35)         (.41)         (.45)
                                              ------------------------------------------------------------------
Net asset value, end of year .............    $     6.42    $     6.27    $     6.08    $     6.66    $     6.08
                                              ==================================================================
================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------
Based on net asset value per share .......          7.87%         8.39%        (3.54%)       17.14%        36.10%
                                              ==================================================================
================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------
Expenses, excluding reorganization
  expenses ...............................          1.04%          .99%         1.00%         1.08%         1.10%
                                              ==================================================================
Expenses .................................          1.04%          .99%         1.00%         1.08%         1.21%
                                              ==================================================================
Investment income -- net .................          4.31%         4.59%         5.51%         6.59%         7.68%
                                              ==================================================================
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) ...    $   44,799    $   44,373    $   44,675    $   49,416    $   49,737
                                              ==================================================================
Portfolio turnover .......................           134%          114%          103%           91%          173%
                                              ==================================================================

                                                                          Investor A
                                              ------------------------------------------------------------------
The following per share data                                          For the Year Ended
and ratios have been derived                                              December 31,
from information provided in                  ------------------------------------------------------------------
the financial statements.                         2007         2006          2005          2004          2003
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......    $     6.26    $     6.08    $     6.66    $     6.07    $     4.84
                                              ------------------------------------------------------------------
Investment income -- net** ...............           .26           .27           .33           .39           .41
Realized and unrealized gain (loss) -- net           .20+          .20+         (.58)+         .59+         1.26
                                              ------------------------------------------------------------------
Total from investment operations .........           .46           .47          (.25)          .98          1.67
                                              ------------------------------------------------------------------
Less dividends from investment
  income -- net ..........................          (.31)         (.29)         (.33)         (.39)         (.44)
                                              ------------------------------------------------------------------
Net asset value, end of year .............    $     6.41    $     6.26    $     6.08    $     6.66    $     6.07
                                              ==================================================================
================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------
Based on net asset value per share .......          7.66%         7.94%        (3.78%)       17.04%        35.82%
                                              ==================================================================
================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------
Expenses, excluding reorganization
  expenses ...............................          1.25%         1.24%         1.25%         1.33%         1.36%
                                              ==================================================================
Expenses .................................          1.25%         1.24%         1.25%         1.33%         1.47%
                                              ==================================================================
Investment income -- net .................          4.10%         4.33%         5.27%         6.34%         7.40%
                                              ==================================================================
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) ...    $   68,840    $   67,658    $   68,497    $   81,145    $   70,595
                                              ==================================================================
Portfolio turnover .......................           134%          114%          103%           91%          173%
                                              ==================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.

      See Notes to Financial Statements.


20         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007


                                                                           Investor B                               Investor C
                                                     ----------------------------------------------------     ---------------------
                                                                                                                          For the
                                                                                                              For the     Period
                                                                       For the Year Ended                       Year     October 2,
The following per share data and ratios                                   December 31,                         Ended       2006+
have been derived from information                   ----------------------------------------------------     Dec. 31,  to Dec. 31,
provided in the financial statements.                  2007       2006       2005        2004       2003        2007       2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......         $  6.26    $  6.08    $  6.66     $  6.07    $  4.84     $  6.26    $  6.15
                                                     ----------------------------------------------------     ---------------------
Investment income -- net** .................             .22        .23        .30         .35        .39         .21        .03
Realized and unrealized gain (loss) -- net .             .21++      .21++     (.58)++      .60++     1.25         .20++      .15++
                                                     ----------------------------------------------------     ---------------------
Total from investment operations ...........             .43        .44       (.28)        .95       1.64         .41        .18
                                                     ----------------------------------------------------     ---------------------
Less dividends from investment income -- net            (.28)      (.26)      (.30)       (.36)      (.41)       (.26)      (.07)
                                                     ----------------------------------------------------     ---------------------
Net asset value, end of period .............         $  6.41    $  6.26    $  6.08     $  6.66    $  6.07     $  6.41    $  6.26
                                                     ====================================================     =====================
===================================================================================================================================
Total Investment Return*
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........            7.10%      7.38%     (4.28%)     16.43%     35.10%        6.87%     2.92%@
                                                     ====================================================     =====================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, excluding reorganization expenses             1.77%      1.78%      1.78%       1.85%      1.89%       1.99%      1.88%***
                                                     ====================================================     =====================
Expenses ...................................            1.77%      1.78%      1.78%       1.85%      2.00%       1.99%      1.88%***
                                                     ====================================================     =====================
Investment income -- net ...................            3.57%      3.82%      4.74%       5.81%      7.11%       3.44%      3.02%***
                                                     ====================================================     =====================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...         $13,234    $16,764    $22,512     $25,226    $31,443     $10,519    $ 1,398
                                                     ====================================================     =====================
Portfolio turnover .........................             134%       114%       103%         91%       173%        134%       114%
                                                     ====================================================     =====================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Annualized.
+     Commencement of operations.
++    Includes a redemption fee, which is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         21

Financial Highlights (concluded)

                                                                                             Investor C1
                                                                ------------------------------------------------------------------
                                                                                   For the Year Ended December 31,
The following per share data and ratios have been derived       ------------------------------------------------------------------
from information provided in the financial statements.              2007          2006          2005          2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...........................  $     6.26    $     6.07    $     6.65    $     6.07    $     4.84
                                                                ------------------------------------------------------------------
Investment income -- net** ...................................         .22           .23           .29           .35           .38
Realized and unrealized gain (loss) -- net ...................         .21+          .21+         (.57)+         .59+         1.26
                                                                ------------------------------------------------------------------
Total from investment operations .............................         .43           .44          (.28)          .94          1.64
                                                                ------------------------------------------------------------------
Less dividends from investment income -- net .................        (.28)         (.25)         (.30)         (.36)         (.41)
                                                                ------------------------------------------------------------------
Net asset value, end of year .................................  $     6.41    $     6.26    $     6.07    $     6.65    $     6.07
                                                                ==================================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...........................        7.10%         7.51%        (4.33%)       16.22%        35.07%
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses, excluding reorganization expenses ..................        1.78%         1.81%         1.82%         1.90%         1.92%
                                                                ==================================================================
Expenses .....................................................        1.78%         1.81%         1.82%         1.90%         2.03%
                                                                ==================================================================
Investment income -- net .....................................        3.57%         3.77%         4.61%         5.73%         6.67%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .......................  $   30,794    $   37,796    $   35,640    $   19,447    $    6,919
                                                                ==================================================================
Portfolio turnover ...........................................         134%          114%          103%           91%          173%
                                                                ==================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.

      See Notes to Financial Statements.


22         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock World Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Company under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Company. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

Equity securities that are held by the Fund, which are traded on stock exchanges or the NASDAQ Global Market, are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the OTC market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The value of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         23
      receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations, not present with investments in securities of U.S. corporations.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends from net investment income, excluding transaction gains/losses, are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for


24         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007
any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Bank overdraft -- The Fund recorded a bank overdraft, which resulted from a failed trade that settled the next day.

(j) TBA commitments -- The Fund may enter into to be announced ("TBA") commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of investments."

(k) Mortgage dollar rolls -- The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

(l) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

(m) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $89,632,004 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses and $2,041,320 has been reclassified between accumulated net realized capital losses and undistributed net investment income as a result of permanent differences attributable to expiration of capital loss carryforwards, foreign currency transactions, accounting for swap agreement and paydowns, and amortization methods for premiums and discounts on fixed income securities. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor") and has adopted separate Distribution Plans with respect to its Investor A, Investor B, Investor C and Investor C1 Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .60%, on an annual basis, of the average daily value of the Fund's net assets. In addition, the Manager has entered into sub-advisory agreements with BlackRock Financial Management, Inc. and BlackRock Asset Management U.K. Limited, both affiliates of the Manager, under which the Manager pays each sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         25

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                                    Distribution
                                                      Service Fee       Fee
--------------------------------------------------------------------------------
Investor A .......................................       .25%            --
Investor B .......................................       .25%           .50%
Investor C .......................................       .25%           .75%
Investor C1 ......................................       .25%           .55%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B, Investor C and Investor C1 shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing distribution-related services to Investor B, Investor C and Investor C1 shareholders.

For the year ended December 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $89,009.

For the year ended December 31, 2007, affiliates received contingent deferred sales charges of $22,530, $2,173 and $4,728 relating to transactions in Investor B, Investor C and Investor C1 Shares, respectively.

Furthermore, affiliates received contingent deferred sales charges of $121 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended December 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                         Fees
--------------------------------------------------------------------------------
Institutional ......................................................    $3,851
Investor A .........................................................    $3,488
Investor B .........................................................    $  724
Investor C .........................................................    $  173
Investor C1 ........................................................    $  666
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC. ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007, there were no securities lending agent fees paid to BIM.

For the year ended December 31, 2007, the Fund reimbursed the Manager $3,003 for certain accounting services.

In addition, MLPF&S received $80 in commissions on the execution of portfolio security transactions for the Fund for the year ended December 31, 2007.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the year ended December 31, 2007 were $216,976,950 and $211,533,549, respectively.

Transactions in call options written for the year ended December 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                          Number of     Premiums
Call Options Written                                      Contracts     Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ...................................        --            --
Options written .......................................    75,384      $ 56,821
Options expired .......................................   (69,000)      (18,837)
                                                          ---------------------
Outstanding call options written,
  end of year .........................................     6,384      $ 37,984
                                                          =====================

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $3,408,254 and $8,330,041 for the years ended December 31, 2007 and December 31, 2006 respectively.


26         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Transactions in shares of capital for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended December 31, 2007                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................    1,394,276   $ 8,808,979
Shares issued to shareholders in reinvestment
  of dividends .....................................      226,684     1,422,313
                                                       ------------------------
Total issued .......................................    1,620,960    10,231,292
Shares redeemed ....................................   (1,716,095)  (10,744,739)
                                                       ------------------------
Net decrease .......................................      (95,135)  $  (513,447)
                                                       ========================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended December 31, 2006                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................    1,742,485   $10,696,614
Shares issued to shareholders in reinvestment
  of dividends .....................................      185,361     1,142,002
                                                       ------------------------
Total issued .......................................    1,927,846    11,838,616
Shares redeemed ....................................   (2,194,232)  (13,451,336)
                                                       ------------------------
Net decrease .......................................     (266,386)  $(1,612,720)
                                                       ========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended December 31, 2007                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion of shares .....    1,853,589   $11,590,630
Shares issued to shareholders in reinvestment
  of dividends .....................................      291,598     1,827,318
                                                       ------------------------
Total issued .......................................    2,145,187    13,417,948
Shares redeemed ....................................   (2,207,227)  (13,760,109)
                                                       ------------------------
Net decrease .......................................      (62,040)  $  (342,161)
                                                       ========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended December 31, 2006                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................    1,361,991   $ 8,367,994
Automatic conversion of shares .....................      333,715     2,040,629
Shares issued to shareholders in reinvestment
  of dividends .....................................      257,368     1,583,163
                                                       ------------------------
Total issued .......................................    1,953,074    11,991,786
Shares redeemed ....................................   (2,421,436)  (14,855,994)
                                                       ------------------------
Net decrease .......................................     (468,362)  $(2,864,208)
                                                       ========================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended December 31, 2007                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................      284,981   $ 1,769,493
Shares issued to shareholders in reinvestment
  of dividends .....................................       52,071       326,173
                                                       ------------------------
Total issued .......................................      337,052     2,095,666
Shares redeemed and automatic conversion
  of shares ........................................     (948,583)   (5,888,895)
                                                       ------------------------
Net decrease .......................................     (611,531)  $(3,793,229)
                                                       ========================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended December 31, 2006                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................      433,441   $ 2,668,764
Shares issued to shareholders in reinvestment
  of dividends .....................................       60,995       374,958
                                                       ------------------------
Total issued .......................................      494,436     3,043,722
                                                       ------------------------
Automatic conversion of shares .....................     (333,715)   (2,040,629)
Shares redeemed ....................................   (1,188,258)   (7,288,442)
                                                       ------------------------
Total redeemed .....................................   (1,521,973)   (9,329,071)
                                                       ------------------------
Net decrease .......................................   (1,027,537)  $(6,285,349)
                                                       ========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended December 31, 2007                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................    1,633,454   $10,264,980
Shares issued to shareholders in reinvestment
  of dividends .....................................       28,199       177,558
                                                       ------------------------
Total issued .......................................    1,661,653    10,442,538
Shares redeemed ....................................     (243,904)   (1,533,220)
                                                       ------------------------
Net increase .......................................    1,417,749   $ 8,909,318
                                                       ========================

-------------------------------------------------------------------------------
Investor C Shares for the Period                                       Dollar
October 2, 2006+ to December 31, 2006                     Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................      240,478   $ 1,498,115
Shares issued to shareholders in reinvestment
  of dividends .....................................          938         5,888
                                                       ------------------------
Total issued .......................................      241,416     1,504,003
Shares redeemed ....................................      (18,223)     (114,475)
                                                       ------------------------
Net increase .......................................      223,193   $ 1,389,528
                                                       ========================

+     Commencement of operations.

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                        Dollar
Ended December 31, 2007                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................       77,470   $   475,270
Shares issued to shareholders in reinvestment
  of dividends .....................................      152,831       956,728
                                                       ------------------------
Total issued .......................................      230,301     1,431,998
Shares redeemed ....................................   (1,459,752)   (9,100,733)
                                                       ------------------------
Net decrease .......................................   (1,229,451)  $(7,668,735)
                                                       ========================

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                        Dollar
Ended December 31, 2006                                   Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................    2,213,078   $13,582,880
Shares issued to shareholders in reinvestment
  of dividends .....................................      155,166       953,332
                                                       ------------------------
Total issued .......................................    2,368,244    14,536,212
Shares redeemed ....................................   (2,198,093)  (13,493,504)
                                                       ------------------------
Net increase .......................................      170,151   $ 1,042,708
                                                       ========================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         27

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.

6. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                          12/31/2007  12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ......................................  $8,069,431  $7,872,625
                                                          ----------------------
Total taxable distributions ............................  $8,069,431  $7,872,625
                                                          ======================

As of December 31, 2007, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income - net ...........................  $  9,579,031
Capital loss carryforward .....................................   (51,494,508)*
Unrealized gains - net ........................................       383,640**
                                                                 ------------
Total accumulated losses - net ................................  $(41,531,837)
                                                                 ============

* On December 31, 2007, the Fund had a net capital loss carryforward of $51,494,508, of which $20,097,078 expires in 2008, $7,574,253 expires in
      2009, $17,836,357 expires in 2010, $4,375,952 expires in 2011 and
      $1,610,868 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and forward foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the deferral of post-October capital losses for tax purposes and other book/tax temporary differences.


28         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock World Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock World Income Fund, Inc. (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock World Income Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 27, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid monthly by BlackRock World Income Fund, Inc. during the fiscal year ended December 31, 2007:

--------------------------------------------------------------------------------
Federal Obligation Interest* ...........................................   7.08%
Foreign Source Income** ................................................  53.95%
Interest-Related Dividends for Non U.S. Residents*** ...................  20.08%
--------------------------------------------------------------------------------

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes
** The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
*** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         29

Officers and Directors

                                                                                               Number of
                                                                                               BlackRock-
                          Position(s)  Length of                                               Advised Funds
Name, Address             Held with    Time                                                    and Portfolios  Public
and Year of Birth         Fund         Served   Principal Occupation(s) During Past Five Years Overseen        Directorships
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha         Director     1995 to  Director, The China Business Group, Inc.        37 Funds       None
40 East 52nd Street                    present  since 1996 and Executive Vice President        101 Portfolios
New York, NY 10022                              thereof from 1996 to 2003; Chairman of the
1944                                            Board, Berkshire Holding Corporation since
                                                1980; Partner, Squire, Sanders & Dempsey (a
                                                law firm) from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond             Director     2007 to  Trustee and member of the Governance            37 Funds       Avaya, Inc.
40 East 52nd Street                    present  Committee, State Street Research mutual        101 Portfolios
New York, NY 10022                              funds ("SSR Funds") from 1997 to 2005.
1946
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton          Director     2007 to  Managing General Partner of The Burton          37 Funds       Knology, Inc.
40 East 52nd Street                    present  Partnership, Limited Partner- ship (an         101 Portfolios  (telecommunications);
New York, NY 10022                              investment partnership) since 1979; Managing                   Capital Southwest
1944                                            General Partner of The South Atlantic                          (financial)
                                                Venture Funds since 1983; Member of the
                                                Investment Advisory Council of the Florida
                                                State Board of Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Honorable                 Director     2007 to  Partner and Head of International Practice,     37 Funds       UPS Corporation
Stuart E. Eizenstat                    present  Covington and Burling (law firm) since 2001;   101 Portfolios
40 East 52nd Street                             Deputy Secretary of the Treasury from 1999
New York, NY 10022                              to 2001; Under Secretary of State for
1943                                            Economic, Business and Agricultural Affairs
                                                from 1997 to 1999; Under Secretary of
                                                Commerce for International Trade from 1996
                                                to 1997; U.S. Ambassador to the European
                                                Union from 1993 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot          Director     2007 to  Professor, Harvard University since 1992;       37 Funds       None
40 East 52nd Street                    present  Professor, Massachusetts Institute of          101 Portfolios
New York, NY 10022                              Technology from 1986 to 1992.
1957
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez       Director,    2007 to  USX Corporation (a diversified company          37 Funds       ACE Limited
40 East 52nd Street       Chairman     present  principally engaged in energy and steel        101 Portfolios  (insurance
New York, NY 10022        of the                businesses); Director from 1991 to 2001;                       company);
1944                      Board of              Vice Chairman and Chief Financial Officer                      Eastman Chemical
                          Directors             from 1994 to 2001; Executive Vice President                    Company;
                          and Member            -- Accounting and Finance and Chief                            RTI International
                          of the                Financial Officer from 1991 to 1994.                           Metals, Inc.;
                          Audit                                                                                TYCO Electronics
                          Committee                                                                            (electronics)
                          ----------------------------------------------------------------------------------------------------------
                          *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


30         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

                                                                                                  Number of
                                                                                                  BlackRock-
                           Position(s)   Length of                                                Advised Funds
Name, Address              Held with     Time                                                     and Portfolios  Public
and Year of Birth          Fund          Served   Principal Occupation(s) During Past Five Years  Overseen        Directorships
====================================================================================================================================
Non-Interested Directors (continued)*
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien            Director      2007 to  President and Chief Executive Officer of         37 Funds       Cabot Corporation
40 East 52nd Street                      present  Allmerica Financial Corporation (financial      101 Portfolios  (chemicals); LKQ
New York, NY 10022                                services holding company) from 1995 to 2002                     Corporation
1943                                              and Director from 1995 to 2003; President of                    (auto parts
                                                  Allmerica Investment Management Co., Inc.                       manufacturing);
                                                  (investment adviser) from 1989 to 2002,                         TJX Companies,
                                                  Director from 1989 to 2002 and Chairman of                      Inc. (retailer)
                                                  the Board from 1989 to 1990; President,
                                                  Chief Executive Officer and Director of
                                                  First Allmerica Financial Life Insurance
                                                  Company from 1989 to 2002 and Director of
                                                  various other Allmerica Financial companies
                                                  until 2002; Director from 1989 to 2006,
                                                  Member of the Governance Nominating
                                                  Committee from 2004 to 2006, Member of the
                                                  Compensation Committee from 1989 to 2006 and
                                                  Member of the Audit Committee from 1990 to
                                                  2004 of ABIOMED; Director, Member of the
                                                  Governance and Nomination Committee and
                                                  Member of the Audit Committee of Cabot
                                                  Corporation since 1990; Director and Member
                                                  of the Audit Committee and Compensation
                                                  Committee of LKQ Corporation since 2003;
                                                  Lead Director of TJX Companies, Inc. since
                                                  1996; Trustee of the Woods Hole
                                                  Oceanographic Institute since 2003;
                                                  Director, Ameresco, Inc. since 2006;
                                                  Director, Boston Lyric Opera since 2002.
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo        Director      2007 to  Shareholder, Modrall, Sperling, Roehl,           37 Funds       None
40 East 52nd Street                      present  Harris & Sisk, P.A. since 1993; President,      101 Portfolios
New York, NY 10022                                American Bar Association from 1995 to 1996
1942                                              and Member of the Board of Governors thereof
                                                  from 1994 to 1997; Shareholder, Poole, Kelly
                                                  and Ramo, Attorneys at Law P.C. from 1977 to
                                                  1993; Director of ECMC Group (service
                                                  provider to students, schools and lenders)
                                                  since 2001; Director, United New Mexico Bank
                                                  (now Wells Fargo) from 1983 to 1988;
                                                  Director, First National Bank of New Mexico
                                                  (now Wells Fargo) from 1975 to 1976; Vice
                                                  President, American Law Institute from 2004
                                                  to 2007 and President elect thereof since
                                                  2007.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid            Director      2004 to  Self-employed consultant since 2001; Counsel     37 Funds       None
40 East 52nd Street                      present  of Alliance Capital Management (investment      101 Portfolios
New York, NY 10022                                adviser) in 2000; General Counsel, Director
1945                                              and Secretary of Sanford C. Bernstein & Co.,
                                                  Inc. (investment adviser/ broker-dealer)
                                                  from 1997 to 2000; Secretary, Sanford C.
                                                  Bernstein Fund, Inc. from 1994 to 2000;
                                                  Director and Secretary of SCB, Inc. since
                                                  1998; Director and Secretary of SCB
                                                  Partners, Inc. since 2000; Director of
                                                  Covenant House from 2001 to 2004.
                           ---------------------------------------------------------------------------------------------------------
                           *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         31

                                                                                                  Number of
                                                                                                  BlackRock-
                           Position(s)   Length of                                                Advised Funds
Name, Address              Held with     Time                                                     and Portfolios  Public
and Year of Birth          Fund          Served   Principal Occupation(s) During Past Five Years  Overseen        Directorships
====================================================================================================================================
Non-Interested Directors (concluded)*
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh             Director      2007 to  Director, Ruckleshaus Institute and Haub         37 Funds       None
40 East 52nd Street                      present  School of Natural Resources at the              101 Portfolios
New York, NY 10022                                University of Wyoming since 2006; Consultant
1941                                              with Putnam Investments from 1993 to 2003,
                                                  and employed in various capacities therewith
                                                  from 1973 to 1992; Director, Massachusetts
                                                  Audubon Society from 1990 to 1997; Director,
                                                  The National Audubon Society from 1998 to
                                                  2005; Director, The American Museum of Fly
                                                  Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss              Director,     2007 to  Managing Director of FGW Associates since        37 Funds       Watson
40 East 52nd Street        Vice          present  1997; Board member of certain                   101 Portfolios  Pharmaceutical
New York, NY 10022         Chairman of            BlackRock-advised funds since 1998; Vice                        Inc.
1941                       the Board              President, Planning, Investment and
                           of Directors           Development of Warner Lambert Co. from 1979
                           and Chairman           to 1997; Director of Michael J. Fox
                           of the Audit           Foundation for Parkinson's Research since
                           Committee              2000; Director, Watson Pharmaceutical, Inc.
                                                  (pharmaceutical company) since 1999;
                                                  Director of Osmotica Holdings Corp. (a drug
                                                  delivery technology company) since 2003;
                                                  Director of KIMC Investments, Inc. dba
                                                  MedVance Institute (a chain of for-profit
                                                  allied health training schools) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West            Director      2007 to  Professor of Finance from 1984 to 1995, Dean     37 Funds       Bowne & Co., Inc.
40 East 52nd Street        and Chairman  present  from 1984 to 1993 and since 1995 Dean           101 Portfolios  (financial
New York, NY 10022         of the Audit           Emeritus of New York University's Leonard N.                    printers); Vornado
1938                       Committee              Stern School of Business Administration.                        Realty Trust
                                                                                                                  (real estate
                                                                                                                  company);
                                                                                                                  Alexander's, Inc.
                                                                                                                  (real estate
                                                                                                                  company)
                           ---------------------------------------------------------------------------------------------------------
                           *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


32         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

                                                                                                  Number of
                                                                                                  BlackRock-
                           Position(s)   Length of                                                Advised Funds
Name, Address              Held with     Time                                                     and Portfolios  Public
and Year of Birth          Fund          Served   Principal Occupation(s) During Past Five Years  Overseen        Directorships
====================================================================================================================================
Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis           Director      2007 to  Managing Director, BlackRock, Inc. since        185 Funds       None
40 East 52nd Street                      present  2005; Chief Executive Officer, State Street     292 Portfolios
New York, NY 10022                                Research & Management Company from 2000 to
1945                                              2005; Chairman of the Board of Trustees,
                                                  State Street Research mutual funds ("SSR
                                                  Funds") from 2000 to 2005; Senior Vice
                                                  President, Metropolitan Life Insurance
                                                  Company from 1999 to 2000; Chairman, SSR
                                                  Realty from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink           Director      2007 to  Chairman and Chief Executive Officer of          37 Funds       None
40 East 52nd Street                      present  BlackRock, Inc. since its formation in          101 Portfolios
New York, NY 10022                                1998 and of BlackRock, Inc.'s predecessor
1952                                              entities since 1988; Chairman of the
                                                  Executive and Management Committees;
                                                  Formerly, Managing Director of the First
                                                  Boston Corporation, Member of its Management
                                                  Committee, Co-head of its Taxable Fixed
                                                  Income Division and Head of its Mortgage and
                                                  Real Estate Products Group; Chairman of the
                                                  Board of several of BlackRock's alternative
                                                  investment vehicles; Director of several of
                                                  BlackRock's offshore funds; Member of the
                                                  Board of Trustees of New York University,
                                                  Chair of the Financial Affairs Committee and
                                                  a member of the Executive Committee, the Ad
                                                  Hoc Committee on Board Governance, and the
                                                  Committee on Trustees; Co-Chairman of the
                                                  NYU Hospitals Center Board of Trustees,
                                                  Chairman of the Development/Trustee
                                                  Stewardship Committee and Chairman of the
                                                  Finance Committee; Trustee of The Boys' Club
                                                  of New York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay               Director      2007 to  Consultant, BlackRock, Inc. since 2007;         184 Funds       None
40 East 52nd Street                      present  Managing Director, BlackRock, Inc. from 1989    291 Portfolios
New York, NY 10022                                to 2007; Chief Administrative Officer,
1947                                              BlackRock Advisors, LLC from 1998 to 2007;
                                                  President of BlackRock Funds and BlackRock
                                                  Bond Allocation Target Shares from 2005 to
                                                  2007; Treasurer of certain closed-end funds
                                                  in the Fund complex from 1989 to 2006.
                           ---------------------------------------------------------------------------------------------------------
                           *     Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company
                                 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Advisory Board Member
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills*                Member        2007     Member of the Committee of Investment of         37 Funds       Kimco Realty
40 East 52nd Street        of the                 Employee Benefit Assets of the Association      101 Portfolios  Corporation
New York, NY 10022         Advisory               of Financial Professionals ("CIEBA") since
1935                       Board                  1986; Member of CIEBA's Executive Committee
                                                  since 1988 and its Chairman from 1991 to
                                                  1992; Assistant Treasurer of International
                                                  Business Machines Corporation ("IBM") and
                                                  Chief Investment Officer of IBM Retirement
                                                  Funds from 1986 to 1993; Member of the
                                                  Investment Advisory Committee of the State
                                                  of New York Common Retirement Fund from 1989
                                                  to 2006; Member of the Investment Advisory
                                                  Committee of the Howard Hughes Medical
                                                  Institute from 1997 to 2000; Director, Duke
                                                  University Management Company from 1992 to
                                                  2004, Vice Chairman thereof from 1998 to
                                                  2004, and Director Emeritus thereof since
                                                  2004; Director, LaSalle Street Fund from
                                                  1995 to 2001; Director, Kimco Realty
                                                  Corporation since 1997; Member of the
                                                  Investment Advisory Committee of the
                                                  Virginia Retirement System since 1998, Vice
                                                  Chairman thereof from 2002 to 2005, and
                                                  Chairman thereof since 2005; Director,
                                                  Montpelier Foundation since 1998, its Vice
                                                  Chairman from 2000 to 2006, and Chairman,
                                                  thereof, since 2006; Member of the
                                                  Investment Committee of the Woodberry Forest
                                                  School since 2000; Member of the Investment
                                                  Committee of the National Trust for Historic
                                                  Preservation since 2000.
                           ---------------------------------------------------------------------------------------------------------
                           *     Joe Grills resigned from the Advisory Board of the Fund, effective December 31, 2007.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         33

Officers and Directors (concluded)

                           Position(s)   Length of
Name, Address              Held with     Time
and Year of Birth          Fund          Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Fund          2007 to  Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street        President     present  Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P.
New York, NY 10022         and Chief              ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof
1960                       Executive              from 1999 to 2006 and Vice President thereof from 1990 to 1997.
                           Officer
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley           Vice          2007 to  Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief
40 East 52nd Street        President     present  Operating Officer of Mergers and Acquisitions Group from 1997 to 2000; First Vice
New York, NY 10022                                President and Chief Operating Officer of Public Finance Group thereof from 1995 to
1962                                              1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
                                                  Lynch & Co., Inc. from 1994 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews            Chief         2007 to  Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President
40 East 52nd Street        Financial     present  and Line of Business Head of Fund Accounting and Administration at PFPC Inc.
New York, NY 10022         Officer                from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife                Treasurer     2007 to  Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                      present  Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of
New York, NY 10022                                MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Chief         2007 to  Chief Compliance Officer of the Funds since 2007; Managing Director and Senior
40 East 52nd Street        Compliance    present  Counsel thereof since 2005; Director and Senior Counsel of BlackRock Advisors,
New York, NY 10022         Officer                Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to
1959                                              2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary     2007 to  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                      present  BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset
New York, NY 10022                                Management, L.P. from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                           Further information about the Fund's Officers and Directors is available in the Fund's Statement of
                           Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


34         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Proxy Results

During the six-month period ended December 31, 2007, the shareholders of BlackRock World Income Fund, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------
                                                                            Shares Voted        Shares Withheld
                                                                                For               From Voting
---------------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:      James H. Bodurtha               23,257,733            1,215,200
                                             Bruce R. Bond                   23,264,263            1,208,670
                                             Donald W. Burton                23,287,978            1,184,955
                                             Richard S. Davis                23,278,723            1,194,210
                                             Stuart E. Eizenstat             23,299,017            1,173,916
                                             Laurence D. Fink                23,287,978            1,184,955
                                             Kenneth A. Froot                23,287,978            1,184,955
                                             Henry Gabbay                    23,283,094            1,189,839
                                             Robert M. Hernandez             23,255,893            1,217,040
                                             John F. O'Brien                 23,265,831            1,207,102
                                             Roberta Cooper Ramo             23,281,123            1,191,810
                                             Jean Margo Reid                 23,281,123            1,191,810
                                             David H. Walsh                  23,287,978            1,184,955
                                             Fred G. Weiss                   23,287,978            1,184,955
                                             Richard R. West                 23,264,263            1,208,670
---------------------------------------------------------------------------------------------------------------

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         35

BlackRock Fund Information (concluded)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Select "eDelivery" under the "More Information" section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at www.blackrock.com, by calling
(800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our website at www.blackrock.com, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.


36         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007         37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


38         BLACKROCK WORLD INCOME FUND, INC.          DECEMBER 31, 2007

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock World Income Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                    #10788-12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Robert M. Hernandez (term began, effective November 1, 2007)
            Joe Grills (not reappointed to the Audit Committee, effective November 1, 2007)
            Robert S. Salomon, Jr. (term ended, effective November 1, 2007)
            Fred G. Weiss (term began, effective November 1, 2007)
            Richard R. West (term began, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
BlackRock World
Income Fund, Inc.     $39,000      $39,000           $0            $0           $6,100        $6,000          $1,042         $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            BlackRock World Income Fund, Inc.     $291,642         $3,077,450
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock World Income Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock World Income Fund, Inc.

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock World Income Fund, Inc.

Date: February 21, 2008